Subsequent Events	12 Months Ended
Dec. 31, 2018
Disclosure of Subsequent event [Abstract]
Disclosure of events after reporting period [text block]
45.	Subsequent Events
  Except for otherwise disclosed in the other notes to the consolidated financial statements, there is no significant reportable subsequent event.